Recognized Restructuring and Other Items, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 8,796	$ 9,033
Net charge	$ 8,796	$ 9,033